PROPERTY AND EQUIPMENT (Details Textual) (USD $)	9 Months Ended		12 Months Ended		28 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation	$ 733,920	$ 729,771	$ 969,311	$ 992,648	$ 2,287,887